Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (16,384,104)	$ (12,403,215)
Other comprehensive (loss) income:
Unrealized gains on Convertible Notes	63,000
Comprehensive loss	(16,321,104)	(12,403,215)
Comprehensive loss attributable to the noncontrolling interest	849,759
Comprehensive loss attributable to Akerna shareholders	$ (15,471,345)	$ (12,403,215)